Accounts payable (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade creditors	5,207	5,842
Factors or other financial institutions for borrowings	-	26
Accounts payable to Board Members	353	2,802
Accounts payable to other related parties	70	189
Accounts payable to underwriters, promoters, and employees	3,918	2,845
Other accounts payable	3,853	3,082
Total accounts payable	13,401	14,786